Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,180,000)	$ (4,317,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	56,000	66,000
Stock-based compensation expense	184,000	87,000
Issuance of warrants to vendors and service providers	137,000
Revaluation of fair value of warrant liability	(52,000)	(62,000)
Noncash interest expense	418,000	306,000
Loss on disposal of property and equipment	2,000
Changes in assets and liabilities:
Accounts receivable	(6,000)	1,000
Inventory	97,000	71,000
Prepaid expenses and other current assets	(41,000)	(243,000)
Other noncurrent assets	(112,000)	14,000
Accounts payable	(551,000)	482,000
Accrued liabilities	57,000	(160,000)
Net cash used in operating activities	(5,991,000)	(3,755,000)
Cash flows from investing activities:
Purchase of property and equipment	(117,000)	(4,000)
Net cash used in investing activities	(117,000)	(4,000)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offering	4,204,000
Proceeds from notes payable	2,500,000
Proceeds from related party convertible bridge notes	1,500,000	3,875,000
Repayments of notes payable	(1,631,000)	(135,000)
Net cash provided by financing activities	6,573,000	3,740,000
Net increase (decrease) in cash and cash equivalents	465,000	(19,000)
Cash and cash equivalents - beginning of period	430,000	449,000
Cash and cash equivalents - end of period	895,000	430,000
Supplemental disclosure:
Cash paid for interest	149,000	141,000
Cash paid for income taxes	1,000	1,000
Supplemental disclosure of cash flow information as of end of period:
Conversion of certain bridge notes and related accrued interest in connection with private placement offering	1,546,000
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement	5,397,000
Extinguishment of warrants pursuant to Merger Agreement	572,000
Issuance of warrants in connection with note payable	622,000
Payable to non-accredited investors in connection with Merger Agreement	16,000
Transfer of equipment between inventory and property and equipment		$ 61,000